Summary of Significant Accounting Policies (Detail)	6 Months Ended
Dec. 31, 2020 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Federal depository insurance coverage | $	$ 250,000
Working capital requirements | $	500,000
Loss on trust account | $	$ 171,000
Class of warrants or rights warrants issued during the period shares	28,783,333
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption (in Shares)	56,262,473
Warrants outstanding (in Shares)	28,783,333
Trust Account [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents | $	$ 3,500
IPO [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares	17,250,000
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares	11,533,333